Other long-term liabilities - Other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Site restoration costs	$ 31,092	$ 27,638
Share-based compensation liability	18,382	52,794
Cash flow hedges	195,124	105,721
Defined benefit pension plans	28,121	24,783
Land mortgage	29,849	30,242
Government grant construction obligation	3,173	0
Other	6,582	3,306
Other long-term liabilities, total	312,323	244,484
Less current maturities	(26,252)	(36,914)
Other non-current liabilities	$ 286,071	$ 207,570